Leases (Details) - Schedule of Total Right-of-Use Assets and Lease Liabilities - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating lease right-of-use assets
Operating lease right-of-use assets, Balance at beginning of the period		$ 88,055
Operating lease right-of-use assets, Less: Accumulated amortization		(45,414)
Operating lease right-of-use assets, Foreign exchange difference		(3,183)
Operating lease right-of-use assets, Balance at end of the period		39,458
Finance lease right-of-use assets
Finance lease right-of-use assets, Balance at beginning of the period		461,629
Finance lease right-of-use assets, Less: Accumulated amortization		(8,177)
Finance lease right-of-use assets, Less: Exercised purchase option		(436,765)
Finance lease right-of-use assets, Foreign exchange difference		(16,687)
Finance lease right-of-use assets, Balance at end of the period
Operating lease liabilities
Operating lease liabilities, Balance at beginning of the period		88,055
Operating lease liabilities, Less: Principal payments under operating lease obligations		(43,195)
Operating lease liabilities, Impact of VAT		1,348
Operating lease liabilities, Foreign exchange difference		(3,183)
Operating lease liabilities, Balance at end of the period		43,025
Finance lease liabilities
Finance lease liabilities, Balance at beginning of the period		12,510
Finance lease liabilities, Less: Principal payments under financing lease obligations		(12,700)
Finance lease liabilities, Interest expense on finance lease		121
Finance lease liabilities, Foreign exchange difference		$ 69
Finance lease liabilities, Balance at end of the period